UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21751

Lazard World Dividend & Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq. Lazard Asset Management LLC 30 Rockefeller Plaza New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2014

FORM N-Q

Item 1.            Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments
March 31, 2014 (unaudited)

Description	Shares	Value
Common Stocks — 96.1%
Australia — 2.3%
DUET Group	721,709	$1,392,307
Transurban Group	153,743	1,035,453
		2,427,760
Austria — 0.9%
UNIQA Insurance Group AG	72,500	963,128
Belgium — 2.4%
bpost SA	114,437	2,567,108
Brazil — 6.1%
Banco do Brasil SA	175,717	1,765,689
BB Seguridade Participacoes SA	158,400	1,752,942
Cia Hering	46,400	559,908
Direcional Engenharia SA	170,200	750,860
Grendene SA	127,900	874,838
Natura Cosmeticos SA	53,300	895,459
		6,599,696
Canada — 0.5%
Alaris Royalty Corp.	19,800	535,522
China — 4.9%
Agricultural Bank of China, Ltd., Class H	4,640,000	2,023,501
China Construction Bank Corp., Class H	2,282,180	1,598,912
China Shenhua Energy Co., Ltd., Class H	173,000	500,166
Huaneng Power International, Inc. Class H	582,000	557,216
Industrial and Commercial Bank of China, Ltd., Class H	1,036,440	637,862
		5,317,657
Finland — 0.9%
Sampo Oyj, A Shares	18,966	985,369
France — 8.1%
AXA SA	73,034	1,901,562
Eutelsat Communications SA	60,503	2,056,273
Gaztransport Et Technigaz SA	19,261	1,246,875
Rexel SA	33,488	879,113
Total SA	40,034	2,629,430
		8,713,253
Germany — 3.2%
Allianz SE	7,412	1,252,622
Bayerische Motoren Werke AG	9,384	1,184,565
RTL Group SA	8,933	1,017,766
		3,454,953
Hong Kong — 1.0%
SJM Holdings, Ltd.	373,000	1,052,506
Indonesia — 0.7%
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	8,227,100	760,494

Description	Shares	Value
Israel — 1.6%
Bezeq The Israeli Telecommunication Corp., Ltd.	968,971	$1,725,476
Italy — 4.5%
Atlantia SpA	81,516	2,098,905
Eni SpA	109,063	2,738,859
		4,837,764
Japan — 0.7%
Canon, Inc.	24,500	758,227
Macau — 4.7%
Sands China, Ltd.	316,800	2,374,612
Wynn Macau, Ltd.	640,400	2,653,750
		5,028,362
Mexico — 1.2%
Fibra Uno Administracion SA de CV REIT	391,500	1,266,666
Norway — 1.0%
Seadrill, Ltd.	31,873	1,120,655
Russia — 4.3%
Globaltrans Investment PLC Sponsored GDR	95,851	1,105,334
MegaFon OAO GDR	28,533	802,898
Mobile TeleSystems OJSC Sponsored ADR	120,680	2,110,693
Sberbank of Russia GDR (a), (b)	59,568	579,001
		4,597,926
South Africa — 2.3%
AVI, Ltd.	69,309	372,066
Vodacom Group, Ltd.	99,914	1,233,711
Woolworths Holdings, Ltd.	117,626	819,918
		2,425,695
Spain — 1.6%
Red Electrica Corporacion SA	20,690	1,683,354
Sweden — 1.5%
Electrolux AB, Series B	29,875	652,000
Swedbank AB, A Shares	34,245	918,384
		1,570,384
Switzerland — 5.0%
Cembra Money Bank AG	13,061	890,069
Swiss Re AG	22,524	2,089,944
Transocean, Ltd.	37,276	1,540,990
Zurich Insurance Group AG	2,691	826,948
		5,347,951
Taiwan — 2.9%
Radiant Opto-Electronics Corp.	331,660	1,340,670
Siliconware Precision Industries Co.	1,300,000	1,723,685
		3,064,355

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2014 (unaudited)

Description	Shares	Value
Thailand — 1.6%
Dynasty Ceramic Public Co. Ltd. (b)	579,700	$938,170
Krung Thai Bank Public Co. Ltd. (b)	1,408,400	811,871
		1,750,041
Turkey — 1.7%
Tofas Turk Otomobil Fabrikasi AS	164,674	934,108
Tupras-Turkiye Petrol Rafinerileri AS	41,169	869,992
		1,804,100
United Kingdom — 5.9%
Direct Line Insurance Group PLC	348,495	1,381,362
Infinis Energy PLC	227,885	904,315
Rexam PLC	84,204	684,293
Royal Dutch Shell PLC, A Shares	46,704	1,706,386
Vodafone Group PLC	462,611	1,703,128
		6,379,484
United States — 24.6%
Apple, Inc.	3,129	1,679,459
Aviv REIT, Inc.	23,432	572,912
Blackstone Mortgage Trust, Inc., Class A	63,800	1,834,250
CBL & Associates Properties, Inc.	63,200	1,121,800
CenturyLink, Inc.	115,295	3,786,288
Cisco Systems, Inc.	73,233	1,641,152
ConocoPhillips	12,460	876,561
Diamond Offshore Drilling, Inc.	15,410	751,392
Federated Investors, Inc., Class B	17,746	541,963
Hasbro, Inc.	13,388	744,641
Intel Corp.	106,330	2,744,377
International Paper Co.	21,814	1,000,826
Lexington Realty Trust REIT	49,365	538,572
Maxim Integrated Products, Inc.	24,100	798,192
Microsoft Corp.	28,400	1,164,116
Pattern Energy Group, Inc.	33,700	914,281
People’s United Financial, Inc.	109,272	1,624,875
Pfizer, Inc.	39,471	1,267,808
Republic Services, Inc.	21,500	734,440
Sysco Corp.	20,620	745,001
The Hartford Financial Services Group, Inc.	15,515	547,214
United Bankshares, Inc.	24,350	745,597
		26,375,717
Total Common Stocks
(Identified cost $96,181,453)		103,113,603
Preferred Stocks — 2.4%
United States — 2.4%
Capital One Financial Corp., Series B	54,666	1,282,464

Description	Shares	Value
JPMorgan Chase & Co., Series P	35,193	$763,688
Regions Financial Corp., Series A	23,599	568,972
Total Preferred Stocks
(Identified cost $2,621,860)		2,615,124

Description	Principal Amount (000) (c)	Value
Foreign Government Obligations — 6.3%
Brazil — 1.9%
Brazil NTN-B:
6.00%, 08/15/16	273	$291,471
6.00%, 08/15/18	460	486,036
Brazil NTN-F:
10.00%, 01/01/17	1,169	487,593
10.00%, 01/01/23	2,044	780,259
		2,045,359
Colombia — 0.1%
Republic of Colombia,
12.00%, 10/22/15	188,000	106,015
Mexico — 1.2%
Mexican Bonos:
7.00%, 06/19/14	7,070	545,432
9.50%, 12/18/14	9,000	717,479
		1,262,911
Russia — 1.9%
Russia Government Bonds - OFZ:
6.90%, 08/03/16	7,438	207,863
7.50%, 02/27/19	6,590	181,102
7.60%, 04/14/21	15,289	412,880
7.60%, 07/20/22	8,548	227,305
7.00%, 01/25/23	11,700	300,111
8.15%, 02/03/27	10,700	290,785
7.05%, 01/19/28	17,170	424,507
		2,044,553
South Africa — 0.5%
Republic of South Africa,
8.25%, 09/15/17	6,200	600,443
Turkey — 0.3%
Turkey Government Bonds:
4.00%, 04/29/15	436	205,110
8.80%, 11/14/18	300	133,196
		338,306
Uruguay — 0.3%
Republica Orient Uruguay,
5.00%, 09/14/18	6,116	282,656

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2014 (unaudited)

Description	Principal Amount (000) (c)	Value
Zambia — 0.1%
Zambia Treasury Bill,
0.00%, 10/13/14	800	$118,921
Total Foreign Government Obligations
(Identified cost $7,469,586)		6,799,164

Description	Shares	Value
Short-Term Investment — 1.0%
State Street Institutional Treasury Money Market Fund
(Identified cost $1,061,408)	1,061,408	$1,061,408
Total Investments — 105.8%
(Identified cost $107,334,307) (d), (e)		$113,589,299
Liabilities in Excess of Cash and
Other Assets — (5.8)%		(6,274,723)
Net Assets — 100.0%		$107,314,576

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2014 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2014:
Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
AMD	JPM	10/28/14	111,741,000	$255,000	$258,871	$3,871	$—
BRL	BRC	04/02/14	1,129,548	486,246	497,818	11,572	—
BRL	BRC	04/02/14	1,131,027	483,614	498,470	14,856	—
CLP	BNP	05/16/14	360,625,000	625,000	654,590	29,590	—
CLP	CIT	04/28/14	204,419,000	367,000	371,732	4,732	—
CLP	UBS	04/21/14	241,988,750	437,000	440,383	3,383	—
CLP	UBS	04/25/14	206,152,000	365,000	375,005	10,005	—
CNY	BRC	05/19/14	3,160,421	513,639	507,811	—	5,828
CNY	HSB	04/22/14	6,467,924	1,054,000	1,039,753	—	14,247
COP	CIT	04/10/14	1,066,747,100	519,984	540,689	20,705	—
COP	UBS	04/16/14	2,001,617,200	1,034,000	1,014,150	—	19,850
COP	UBS	05/23/14	966,220,750	473,000	488,203	15,203	—
CZK	JPM	04/04/14	9,889,560	484,404	496,313	11,909	—
CZK	JPM	04/22/14	10,831,986	541,905	543,660	1,755	—
CZK	JPM	05/05/14	9,820,746	492,852	492,941	89	—
EUR	CIT	04/07/14	192,000	267,043	264,506	—	2,537
EUR	CIT	04/07/14	200,000	274,610	275,527	917	—
EUR	CIT	06/23/14	1,266,358	1,763,234	1,744,390	—	18,844
EUR	JPM	04/04/14	360,407	496,533	496,512	—	21
EUR	JPM	05/06/14	409,939	553,742	564,713	10,971	—
EUR	JPM	05/06/14	434,029	601,500	597,898	—	3,602
EUR	JPM	05/06/14	510,378	695,958	703,073	7,115	—
EUR	JPM	05/06/14	586,290	798,067	807,645	9,578	—
GHS	CIT	04/04/14	942,000	353,205	349,623	—	3,582
GHS	CIT	04/15/14	1,637,000	611,963	603,780	—	8,183
HUF	BNP	04/15/14	89,210,950	408,389	399,642	—	8,747
HUF	BNP	04/15/14	110,819,240	489,743	496,442	6,699	—
HUF	JPM	04/10/14	23,281,688	103,256	104,326	1,070	—
HUF	JPM	04/10/14	244,676,790	1,070,614	1,096,396	25,782	—
IDR	JPM	04/28/14	6,758,676,000	591,000	592,243	1,243	—
IDR	SCB	04/17/14	5,103,723,000	446,559	448,088	1,529	—
INR	BRC	04/21/14	45,485,440	721,419	758,150	36,731	—
INR	SCB	04/10/14	52,939,460	854,000	884,852	30,852	—
KRW	BRC	04/24/14	1,138,822,350	1,062,979	1,068,691	5,712	—
KRW	SCB	04/24/14	827,641,200	764,000	776,673	12,673	—
KZT	CIT	09/12/14	59,783,000	313,000	314,771	1,771	—
KZT	CIT	11/14/14	55,390,000	290,000	287,761	—	2,239
KZT	CIT	02/13/15	63,050,000	325,000	321,559	—	3,441
KZT	HSB	06/16/14	39,330,400	211,000	211,117	117	—
KZT	HSB	06/16/14	51,424,800	324,140	276,037	—	48,103
KZT	HSB	06/16/14	79,207,200	498,849	425,167	—	73,682
KZT	HSB	09/11/14	59,783,000	313,000	314,837	1,837	—
MXN	CIT	04/30/14	15,523,200	1,176,000	1,186,450	10,450	—
MYR	BRC	04/10/14	1,271,204	388,000	389,061	1,061	—
MYR	BRC	05/21/14	2,789,852	848,160	851,406	3,246	—
MYR	JPM	04/21/14	2,845,186	854,000	870,105	16,105	—
NGN	BRC	04/22/14	75,727,200	454,000	455,959	1,959	—

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2014 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
NGN	BRC	06/18/14	20,851,000	$116,000	$122,928	$6,928	$—
NGN	CIT	04/04/14	22,165,600	134,158	134,212	54	—
NGN	CIT	04/11/14	22,165,600	133,689	133,919	230	—
NGN	CIT	04/29/14	30,516,400	184,000	183,342	—	658
NGN	JPM	06/17/14	23,400,000	130,000	138,012	8,012	—
PEN	CIT	04/10/14	1,682,174	598,000	597,704	—	296
PEN	CIT	05/14/14	1,725,228	609,729	610,247	518	—
PEN	JPM	04/28/14	975,893	346,000	345,895	—	105
PHP	HSB	04/14/14	46,081,035	1,023,000	1,027,245	4,245	—
PHP	JPM	05/13/14	23,608,850	530,000	525,934	—	4,066
PLN	BNP	04/14/14	2,013,254	654,000	665,289	11,289	—
PLN	BRC	04/14/14	2,655,374	871,000	877,480	6,480	—
PLN	JPM	04/28/14	2,433,074	799,302	803,297	3,995	—
RON	JPM	04/07/14	855,698	260,796	264,150	3,354	—
RON	JPM	04/07/14	1,196,605	369,163	369,386	223	—
RON	JPM	04/07/14	3,066,771	933,000	946,697	13,697	—
RSD	CIT	04/07/14	133,910,100	1,595,782	1,595,704	—	78
SGD	HSB	04/14/14	1,084,180	855,723	861,902	6,179	—
THB	BNP	04/10/14	2,272,170	70,213	70,017	—	196
THB	SCB	04/24/14	18,262,359	567,101	562,411	—	4,690
TRY	CIT	05/12/14	835,275	370,000	385,614	15,614	—
TRY	JPM	04/21/14	123,275	55,662	57,265	1,603	—
TRY	JPM	04/21/14	442,550	213,000	205,577	—	7,423
TRY	JPM	04/21/14	576,689	263,000	267,889	4,889	—
TWD	HSB	04/14/14	15,641,010	518,000	513,806	—	4,194
TWD	SCB	06/18/14	15,659,930	517,000	515,422	—	1,578
UGX	CIT	04/11/14	554,917,000	219,032	217,322	—	1,710
UGX	CIT	05/02/14	338,045,500	131,000	131,615	615	—
UGX	CIT	05/02/14	370,080,000	144,000	144,087	87	—
UGX	CIT	05/02/14	650,463,000	253,000	253,251	251	—
UGX	CIT	05/02/14	659,706,000	258,000	256,850	—	1,150
UGX	CIT	05/20/14	115,740,000	45,000	44,855	—	145
UYU	HSB	04/30/14	4,667,000	202,561	205,053	2,492	—
UYU	JPM	04/07/14	4,809,240	212,586	212,735	149	—
UYU	JPM	04/14/14	8,725,000	388,252	385,153	—	3,099
UYU	JPM	04/24/14	14,047,924	611,843	618,306	6,463	—
ZAR	CIT	04/24/14	3,710,736	337,980	351,277	13,297	—
ZAR	JPM	04/24/14	1,102,513	102,000	104,369	2,369	—
ZMW	CIT	04/11/14	948,260	155,657	153,602	—	2,055
ZMW	JPM	04/08/14	400,000	67,522	64,875	—	2,647
ZMW	SCB	04/08/14	3,590,000	557,627	582,256	24,629	—

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2014 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2014 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
ZMW	SCB	04/09/14	3,590,000	$557,366	$582,008	$24,642	$—
Total Forward Currency Purchase Contracts				$44,016,351	$44,246,747	$477,392	$246,996

Forward Currency Sale Contracts open at March 31, 2014:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	BRC	04/02/14	1,048,928	$444,000	$462,286	$—	$18,286
BRL	BRC	05/05/14	1,193,987	510,000	521,719	—	11,719
BRL	UBS	04/02/14	1,211,648	512,000	534,001	—	22,001
CNY	HSB	04/22/14	372,741	61,000	59,920	1,080	—
CZK	JPM	04/04/14	9,889,560	496,532	496,312	220	—
EUR	BNP	04/15/14	297,023	408,390	409,182	—	792
EUR	BNP	04/15/14	356,000	489,743	490,429	—	686
EUR	BNP	04/24/14	1,710,314	2,320,110	2,356,101	—	35,991
EUR	CIT	04/07/14	1,146,000	1,595,782	1,578,769	17,013	—
EUR	HSB	04/22/14	814,549	1,134,601	1,122,114	12,487	—
EUR	JPM	04/04/14	360,000	484,404	495,952	—	11,548
EUR	JPM	04/07/14	189,000	260,796	260,373	423	—
EUR	JPM	04/07/14	265,735	369,163	366,086	3,077	—
EUR	JPM	04/10/14	75,000	103,256	103,322	—	66
EUR	JPM	04/10/14	789,000	1,070,615	1,086,947	—	16,332
EUR	JPM	04/22/14	395,718	541,905	545,136	—	3,231
EUR	JPM	04/28/14	579,000	799,302	797,614	1,688	—
EUR	JPM	05/05/14	358,000	492,852	493,164	—	312
EUR	JPM	05/06/14	3,021	4,168	4,161	7	—
EUR	JPM	05/06/14	661,000	907,884	910,562	—	2,678
EUR	JPM	05/06/14	812,175	1,096,501	1,118,813	—	22,312
EUR	UBS	06/23/14	554,887	763,958	764,349	—	391
JPY	CIT	06/16/14	83,792,347	816,000	812,144	3,856	—
JPY	SCB	04/25/14	77,789,422	760,557	753,758	6,799	—
JPY	SCB	04/25/14	78,220,612	764,000	757,937	6,063	—
KZT	BRC	06/16/14	9,544,650	51,000	51,234	—	234
NGN	BRC	06/18/14	20,851,000	124,521	122,928	1,593	—
RSD	CIT	04/07/14	22,379,520	267,043	266,680	363	—
RSD	CIT	04/07/14	23,410,000	274,610	278,959	—	4,349
RUB	CIT	04/30/14	16,801,560	470,000	475,740	—	5,740
SGD	HSB	04/14/14	1,084,180	848,540	861,902	—	13,362
TRY	CIT	05/12/14	287,931	127,504	132,927	—	5,423
TRY	JPM	04/21/14	694,639	333,528	322,680	10,848	—
ZAR	CIT	04/24/14	6,131,786	561,001	580,466	—	19,465
ZAR	JPM	04/24/14	5,222,582	483,000	494,396	—	11,396
Total Forward Currency Sale Contracts				$20,748,266	$20,889,063	65,517	206,314
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$542,909	$453,310

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2014 (unaudited)

Currency Abbreviations:
AMD	— Armenian Dram
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GHS	— Ghanaian Cedi
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RSD	— Serbian Dinar
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
TWD	— New Taiwan Dollar
UGX	— Ugandan Shilling
UYU	— Uruguayan Peso
ZAR	— South African Rand
ZMW	— Zambian Kwacha

Counterparty Abbreviations:
BNP	— BNP Paribas SA
BRC	— Barclays Bank PLC
CIT	— Citibank NA
HSB	— HSBC Bank USA
JPM	— JPMorgan Chase Bank
SCB	— Standard Chartered Bank
UBS	— UBS AG

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2014 (unaudited)

(a)	Pursuant to Rule 144A under the Securities Act of 1933, the security may only be traded among “qualified institutional buyers.” At March 31, 2014, this security amounted to 0.5% of net assets of Lazard World Dividend & Income Fund, Inc. (the “Fund”), and is considered to be liquid.
(b)	Security valued using Level 2 inputs, based on reference to a similar security from the same issuer which was trading on an active market, under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.
(c)	Principal amount denominated in respective country’s currency.
(d)	For federal income tax purposes, the aggregate cost was $107,334,307, aggregate gross unrealized appreciation was $11,904,122, aggregate gross unrealized depreciation was $5,649,130, and the net unrealized appreciation was $6,254,992.
(e)	The Fund, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NTN-B	— Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F	— Brazil Sovereign “Nota do Tesouro Nacional” Series F
REIT	— Real Estate Investment Trust

Portfolio holdings by industry (as a percentage of net assets):
Apparel & Textiles	0.5%
Automotive	2.0
Banking	9.0
Cable Television	1.9
Commercial Services	1.5
Computer Software	1.1
Construction & Engineering	1.2
Consumer Products	1.3
Electric	4.2
Energy	0.9
Energy Integrated	8.7
Energy Services	3.2
Financial Services	6.0
Food & Beverages	0.7
Forest & Paper Products	1.6
Household & Personal Products	0.8
Housing	1.5
Insurance	10.9
Leisure & Entertainment	6.6
Manufacturing	0.3
Pharmaceutical & Biotechnology	1.2
Real Estate	5.0
Retail	1.6
Semiconductors & Components	6.8
Technology Hardware	3.1
Telecommunications	10.6
Transportation	6.3
Subtotal	98.5
Foreign Government Obligations	6.3
Short-Term Investment	1.0
Total Investments	105.8%

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2014 (unaudited)

Valuation of Investments:

Net asset value per share is determined by State Street Bank and Trust Company for the Fund on each day the New York Stock Exchange (“NYSE”) is open for business. Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically under the direction of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Non-US securities may trade on days when a Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund stockholders may not be able to buy or sell Fund shares.

The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2014 (unaudited)

within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of March 31, 2014:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2014
Assets:
Common Stocks
France	$1,246,875	$7,466,378	$—	$8,713,253
Russia	2,110,693	2,487,233	—	4,597,926
Switzerland	1,540,990	3,806,961	—	5,347,951
Other	35,898,256	48,556,217	—	84,454,473
Preferred Stocks	2,615,124	—	—	2,615,124
Foreign Government Obligations	—	6,799,164	—	6,799,164
Short-Term Investment	1,061,408	—	—	1,061,408
Other Financial Instruments*
Forward Currency Contracts	—	542,909	—	542,909
Total	$44,473,346	$69,658,862	$—	$114,132,208
Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(453,310)	$—	$(453,310)
*	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

Certain common stocks (See footnote (b)) included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets. The foreign government obligations included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service.

In connection with the periodic implementation of fair value pricing procedures with respect to non-US securities, certain equity securities (other than those securities described in footnote (b)) can transfer from Level 1 to Level 2 as a result of fair value pricing procedure triggers being met and would revert to Level 1 when the fair value pricing procedure triggers are no longer met. As of March 31, 2014, securities valued at $55,801,060 were transferred from Level 1 to Level 2. There were no other transfers into or out of Levels 1, 2 or 3 during the period ended March 31, 2014. Transfers between levels are recognized at the beginning of the reporting period.

Item 2.            Controls and Procedures.

(a)         The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.            Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2014

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2014